Inventories	6 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 18 — INVENTORIES

	As at September 30, 2025	As at March 31, 2025
Low value consumables	$36,086	$40,837
Merchandised goods	557,287	519,145
Consignment inventories	-	-
Provision for obsolete inventories	$-	$-
Total	$593,373	$559,982

None of the inventory were expired. There was no inventory provision or written-off during the six months ended September 30, 2025 and 2024.